Variable Interest Entities	12 Months Ended
Jun. 30, 2015
Variable Interest Entities [Abstract]
Variable interest entities

Note 3 – Variable interest entities

On September 2, 2011, Yulong WFOE entered into the Contractual Arrangements with each Yulong operating company and its shareholders. The Contractual Arrangements were subsequently amended on April 21, 2014, and again on June 24, 2015, with respect to Yulong Renewable. The significant terms of the Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result of the Contractual Arrangements, the Company classifies each Yulong operating company as a VIE.

VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Yulong WFOE is deemed to have a controlling financial interest and be the primary beneficiary of each Yulong operating company because it has both of the following characteristics:

(1)	The power to direct activities at each Yulong operating company that most significantly impact such entity’s economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from, each Yulong operating company that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, each Yulong operating company pays service fees equal to all of its net profit after tax payments to Yulong WFOE. At the same time, Yulong WFOE is obligated to absorb all of their losses. The Contractual Arrangements are designed so that the Yulong operating companies operate for the benefit of Yulong WFOE and ultimately, the Company.

Accordingly, the accounts of the Yulong operating companies are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company’s financial statements.

The Yulong operating companies are owned and controlled by their founder, with the other shareholders holding equity interests on behalf and for the benefits of the founder. Such arrangements are memorialized in agreements between the founder and the other shareholders entered into prior to the completion of the share exchange transaction between the Company and Yulong BVI in December 2011 (see “Note 1 – Nature of business and organization – Share Exchange Agreement” above). Through such arrangements, the founder can direct and cause Yulong WFOE and the Yulong operating companies to enter into the Contractual Arrangements, and to amend such agreements as necessary, at any time. Accordingly, beginning on July 1, 2011, Yulong BVI has been consolidating the accounts of the Yulong operating companies because they were under common control since such time in accordance with ASC 805-50, Business Combination. For this reason, the Contractual Arrangements have been accounted for as a reorganization of entities and the consolidation of the Yulong operating companies through the Contractual Arrangements has been accounted for at historical cost and prepared on the basis as if the Contractual Arrangements became effective as of the beginning of the first period presented on July 1, 2011 in the accompanying consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows for the years indicated:

	June 30, 2015	June 30, 2014
Current assets	$26,547,906	$26,632,362
Plant and equipment, net	41,267,655	34,381,554
Other noncurrent assets	9,489,571	8,421,115
Total assets	77,305,132	69,435,031
Total liabilities	29,529,680	(31,771,827)
Net assets	$47,775,452	$37,663,204

The VIEs’ liabilities consist of the following for the years indicated:

	June 30, 2015	June 30, 2014
Current liabilities:
Short term loan - banks	$7,972,190	$7,751,250
Accounts payable	1,726,158	1,820,585
Other payables and accrued liabilities	3,711,210	598,888
Other payables - related parties	2,273,869	182,000
Customer deposits	-	402,499
Taxes payable	1,098,093	1,113,617
Capital lease obligations-current	4,615,083	1,610,492
Dividends payable	7,994,125	-
Total current liabilities	29,390,728	13,479,331
Long term liabilities:
Other payables	-	487,500
Other payables - related parties	-	9,801,110
Dividends payable	-	7,935,525
Capital lease obligations-non-current	138,952	68,361
Total long term liabilities	138,952	18,292,496
Total liabilities	$29,529,680	$31,771,827

The operating results of the VIEs are as follows:

	Years ended June 30,
	2015	2014
Revenue	$46,230,384	$44,456,436
Gross profit	$16,867,399	$16,952,975
Income from operations	$13,964,941	$15,616,442
Net income	$9,786,060	$11,092,208